Stockholder's equity (Details) - $ / shares	Aug. 09, 2021	Apr. 01, 2021
Stockholders' Equity Note [Abstract]
Common stock, shares authorized		1,000
Common Stock, Par Value		$ 0.00001
Common Stock, Shares, Outstanding	63,742,728	100
Common stock, shares, issued		100